STOCKHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2016
Stockholders' Equity Note [Abstract]
Schedule Of Share Based Compensation Stock Options Activity 1 [Table Text Block]
		Weighted Average
	Number of Options	Exercise Price
Balance, December 31, 2014	200,000	0.60
Expired	(200,000)	0.60
Balance, December 31, 2015 and 2016	-	$-